Earnings/(Loss) Per Share	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Earnings/(Loss) Per Share	Earnings/(Loss) Per Share
Basic income/(loss) per common share is computed by dividing net income/(loss) by the weighted average number of common shares outstanding. Shares issued and treasury shares repurchased during the year are weighted for the portion of the year that they were outstanding. Diluted income/(loss) per share is computed in a manner consistent with that of basic income/(loss) per share, while giving effect to all potentially dilutive common shares that were outstanding during the period.
Dilutive effect for equity compensation and other equity instruments — The outstanding non-qualified stock options, non-vested restricted stock units, and market stock units and relative performance stock units are not considered outstanding for purposes of computing basic income/(loss) per share. However, these instruments are included in the denominator for purposes of computing diluted income/(loss) per share under the treasury stock method. The 2048 Convertible Senior Notes are convertible, under certain circumstances, into the Company’s common stock, cash or combination thereof (at NRG's option). There is no dilutive effect for the 2048 Convertible Senior Notes due to the Company’s expectation to settle the liability in cash.
The reconciliation of NRG's basic income/(loss) per share to diluted income/(loss) per share is shown in the following table:

	Year Ended December 31,
(In millions, except per share amounts)	2019	2018	2017
Basic income/(loss) per share attributable to NRG, Inc;
Net income/(loss) attributable to NRG Energy, Inc. common stockholders	$4,438	$268	$(2,153)
Weighted average number of common shares outstanding-basic	262	304	317
Income/(Loss) per weighted average common share — basic	$16.94	$0.88	$(6.79)
Diluted income/(loss) per share attributable to NRG, Inc;
Net income/(loss) attributable to NRG Energy, Inc. common stockholders	$4,438	$268	$(2,153)
Weighted average number of common shares outstanding-basic	262	304	317
Incremental shares attributable to the issuance of equity compensation (treasury stock method)	2	4	—
Weighted average number of common shares outstanding-diluted	264	308	317
Income/(Loss) per weighted average common share — diluted	$16.81	$0.87	$(6.79)
The following table summarizes NRG's outstanding equity instruments that are anti-dilutive and were not included in the computation of the Company's diluted income/(loss) per share:

	Year Ended December 31,
(In millions)	2019	2018	2017
Equity compensation plans	—	—	5